Taxation (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXATION [Abstract]
Net operating loss from operations	$ 25,571	$ 15,516
Intangible assets	3,183	3,239
Accrued salary and benefits	4,538	3,670
Others	2,335	2,561
Total deferred tax assets	35,627	24,986
Less: Valuation allowance	(30,627)	(21,381)
Net deferred tax assets	5,000	3,605
Deferred tax liability
Related to acquired intangible assets	3,846	5,146
Withholding tax related to distribution of dividend	11,878	0
VAT refund	3,978	0
Net deferred tax liabilities	$ 19,702	$ 5,146